UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code:

515/225-5400

Date of fiscal year end:

July 31, 2004

Date of reporting period:

July 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.                                   Reports to Stockholders.

2

EquiTrust Money
Market Fund, Inc.

Annual Report
July 31, 2004

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrust.com

737-128(04)

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access
now available
at www.equitrust.com

PRESIDENT'S LETTER

Dear Shareholder:

The interest rates offered by money market funds correspond with the fluctuations in the interest rates set by central banks such as the Federal Open Market Committee ("FOMC") and the British Banker's Association ("BBA"). The FOMC, the committee responsible for implementing the Federal Reserve Board's monetary policy, controls the Federal Funds rate (the overnight lending rate between banks), and the BBA sets the London Interbank Offered Rate ("LIBOR") (the interest rate banks charge each other in England's Eurodollar market). The FOMC raised the Federal Funds rate by a quarter percent for a second time this summer at its August 10th meeting, bringing the key short-term interest rate to 1.5%. The FOMC restated its pledge to raise interest rates at a "measured pace to suppress inflation without choking off growth." However, transitioning from a very accommodative monetary policy with interest rates at historically low levels to more normalized conditions is proving to be a delicate balance for the Federal Reserve Board. Although the economy still appears to be strengthening, daily new highs in oil prices, disappointment in employment growth and continued bad news in the Middle East are all undermining sentiment. Higher fuel costs restrained consumer spending in the second quarter and dampened economic growth. The economy grew at an annual rate of 3% in the second quarter of 2004 following 4.5% growth in the first quarter. While the FOMC wants to get back to a more normal rate structure, it doesn't want to undermine the economic expansion and knows that it cannot move too boldly or the highly-leveraged economy could stumble badly. Without a good payroll number next month a rate hike in September is unlikely. The most probable scenario for another rate increase is after the election with a Federal Funds rate of 1.75% expected by the end of the year.

Money market funds play an important role in any portfolio even when short-term interest rates are low. They offer a safe and liquid haven for short-term investments and emergency cash reserves. The liquidity of money market funds also allows an investor the opportunity to transfer into a portfolio of stock and bond funds using dollar cost averaging techniques. The draftwriting privilege of the EquiTrust Money Market Fund, Inc. (the "Fund") is an additional enhancement to the preservation of capital and liquidity we strive for.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and maintain that investment. Thank you for your continued support of the Fund.

Craig A. Lang
President

August 27, 2004

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is not a guarantee of future results.

Expense Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2004 and held until July 31, 2004.

Actual Expenses –

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Fund also charges shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period* 2/1/2004 - 7/31/2004
Actual	$1,000	$1,001.54	$3.56
Hypothetical (5% return before expenses)	$1,000	$1,021.44	$3.59

* Expenses are equal to the Fund's annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 182 days divided by 365 to reflect the one-half year period.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS
Investments in securities, at value (equivalent to amortized cost)	$16,566,792
Cash	16,708
Receivables:
Accrued interest	2,842
EquiTrust Investment Management Services, Inc.	2,354
Portfolio securities sold	499,217
Fund shares sold	33,535
Prepaid expenses and other assets	1,838
Total Assets	17,123,286
LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	14,054
Accrued expenses	14,981
Payable for fund shares redeemed	586
Total Liabilities	29,621
NET ASSETS	$17,093,665
ANALYSIS OF NET ASSETS
Capital stock (500,000,000 shares authorized, $0.001 par value)	$17,094
Paid-in capital	17,076,571
NET ASSETS	$17,093,665
Shares issued and outstanding as of July 31, 2004	17,093,665
NET ASSET VALUE PER SHARE	$1.000

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS

For Year Ended July 31, 2004

INVESTMENT INCOME
Interest	$ 184,926
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	45,216
Shareholder service, transfer and dividend disbursing agent fees	69,169
Accounting fees	9,043
Custodian fees	50,412
Professional fees	21,157
Directors' fees and expenses	19,216
Reports to shareholders	24,239
Registration fees	17,824
Miscellaneous	708
Total Expenses	256,984
Waiver of fees	(114,385)
Fees paid indirectly	(3,272)
Net Expenses	139,327
Net Increase in Net Assets Resulting from Operations	$ 45,599

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004	2003
OPERATIONS
Net investment income	$45,599	$48,167
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(45,599)	(48,167)
CAPITAL SHARE TRANSACTIONS	(1,419,973)	(6,155,239)
Total Decrease in Net Assets	(1,419,973)	(6,155,239)
NET ASSETS
Beginning of year	18,513,638	24,668,877
End of year	$17,093,665	$18,513,638

See accompanying notes

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2004

	Annualized Yield on Purchase Date	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (4.82%)
U. S. Treasury Note, due 08/19/04 (Cost $824,525)	1.108%	$825,000	$824,525
COMMERCIAL PAPER (18.72%)
DEPOSITORY INSTITUTIONS (4.39%)
Wells Fargo Co., 1.25%, due 09/29/04	1.254	750,000	750,000
NONDEPOSITORY INSTITUTIONS (9.36%)
American General Finance Corp., 1.26%, due 08/09/04	1.261	800,000	800,000
General Electric Capital Corp., 1.41%, due 08/23/04	1.411	800,000	800,000
			1,600,000
PETROLEUM AND COAL PRODUCTS (4.97%)
ChevronTexaco Corp., 1.22%, due 08/13/04	1.222	400,000	400,000
ChevronTexaco Corp., 1.33%, due 09/14/04	1.333	450,000	450,000
			850,000
Total Commercial Paper (Cost $3,200,000)			3,200,000
UNITED STATES GOVERNMENT AGENCIES (73.38%)
Federal Home Loan Bank, due 08/20/04	1.229	1,000,000	999,327
Federal Home Loan Bank, due 08/25/04	1.269	575,000	574,501
Federal Home Loan Bank, due 09/03/04	1.321	1,009,000	1,007,760
Federal Home Loan Bank, due 09/17/04	1.353	700,000	698,757
Federal Home Loan Bank, due 09/24/04	1.399	750,000	748,422
Federal Home Loan Mortgage Corp., due 08/03/04	1.047	800,000	799,931
Federal Home Loan Mortgage Corp., due 08/06/04	1.178	400,000	399,923
Federal Home Loan Mortgage Corp., due 08/11/04	1.098	1,000,000	999,669
Federal Home Loan Mortgage Corp., due 08/17/04	1.199	500,000	499,721
Federal Home Loan Mortgage Corp., due 09/07/04	1.321	1,250,000	1,248,283
Federal Home Loan Mortgage Corp., due 09/22/04	1.363	475,000	474,062
Federal National Mortgage Assoc., due 08/04/04	1.052	750,000	749,914
Federal National Mortgage Assoc., due 09/08/04	1.331	600,000	599,148
Federal National Mortgage Assoc., due 09/09/04	1.396	500,000	499,236
Federal National Mortgage Assoc., due 10/06/04	1.373	1,250,000	1,246,857
Federal National Mortgage Assoc., due 10/13/04	1.506	500,000	498,478
Federal National Mortgage Assoc., due 10/20/04	1.557	500,000	498,278
Total United States Government Agencies (Cost $12,542,267)			12,542,267
Total Investments (Cost $16,566,792) (96.92%)			16,566,792
OTHER ASSETS LESS LIABILITIES (3.08%)
Cash, receivables, prepaid expenses and other assets, less liabilities			526,873
Total Net Assets (100.00%)			$17,093,665

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2004

1.  Significant Accounting Policies

Organization

EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company or mutual fund.

Security Valuation

The Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

Income and Investment Transactions

The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

Distributions to Shareholders

All of the Fund's net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund's organizational documents, its present and past officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. At the discretion of the board of directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

At July 31, 2004, the components of net assets on a tax basis were the same for financial reporting purposes.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by EquiTrust Investment, plus an annual per account charge of $9.03; and (3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

On December 1, 2003, EquiTrust Marketing Services, LLC began serving as the principal underwriter and distributor. Prior to December 1, 2003, EquiTrust Investment served as principal underwriter and distributor for the Fund. There are no fees paid by the Fund associated with these services.

EquiTrust Investment has voluntarily waived all its investment advisory and management fees and transfer agent fees. These fees totaled $45,216 and $69,169, respectively, for the year ended July 31, 2004. These waivers may be revoked at any time.

EquiTrust Investment has also agreed to reimburse the Fund annually for its total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At July 31, 2004, FBL Financial Group, Inc. and its affiliated companies owned 2,118,446 shares (12.39%) of the Fund.

4.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

5.  Capital Share Transactions

Transactions in Capital Stock were as follows:

	Year Ended July 31,
	2004		2003
	Shares	Amount	Shares	Amount
Shares sold	70,475,122	$70,475,122	69,356,403	$69,356,403
Shares issued in reinvestment of dividends and distributions	45,105	45,105	47,495	47,495
Shares redeemed	(71,940,200)	(71,940,200)	(75,559,137)	(75,559,137)
Net Decrease	(1,419,973)	$(1,419,973)	(6,155,239)	$(6,155,239)

6.  Dividends to Shareholders

Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the year ended July 31, 2004 were paid as follows:

Payable Date
August 29, 2003	$0.0001
September 30, 2003	0.0002
October 31, 2003	0.0002
November 26, 2003	0.0002
December 31, 2003	0.0002
January 30, 2004	0.0001
February 27, 2004	0.0001
March 31, 2004	0.0003
April 30, 2004	0.0002
May 28, 2004	0.0002
June 30, 2004	0.0003
July 30, 2004	0.0004
Total Dividends Per Share	$0.0025

The tax character of dividends to shareholders during the year ended July 31, 2004 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.003	0.002	0.010	0.043	0.044
Total from investment operations	0.003	0.002	0.010	0.043	0.044
Less Distributions: Dividends (from net investment income)	(0.003)	(0.002)	(0.010)	(0.043)	(0.044)
Total distributions	(0.003)	(0.002)	(0.010)	(0.043)	(0.044)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:
Total investment return based on net asset value (1)	0.25%	0.22%	1.04%	4.40%	4.51%
Ratios/Supplemental Data:
Net assets, end of period ($000's omitted)	$17,094	$18,514	$24,669	$29,123	$30,309
Ratio of total expenses to average net assets	1.42%	1.55%	1.12%	1.20%	1.41%
Ratio of net expenses to average net assets	0.77%	1.12%	1.10%	1.17%	1.37%
Ratio of net investment income to average net assets	0.25%	0.22%	1.07%	4.36%	4.42%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
EquiTrust Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EquiTrust Money Market Fund, Inc. as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EquiTrust Money Market Fund, Inc. at July 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa
August 27, 2004

OFFICERS AND DIRECTORS

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Persons(2)

Craig A. Lang (53)	President and Director	Since 2002	Dairy Farmer; Chairman and Director, FBL Financial Group, Inc.; President and Director, Iowa Farm Bureau Federation and other affiliates of the foregoing; Director, Western Agricultural Insurance Company and other affiliates of the foregoing; President and Trustee, EquiTrust Variable Insurance Series Fund; Member, Growmark, Inc. Coordinating Committee and American Farm Bureau Federation Board of Directors; past member, Cattlemens Beef Board	13	Director, Farm Bureau Bank (San Antonio, Texas)

William J. Oddy (60)	Vice President and Director	Since 1981	Chief Executive Officer and Management Director, FBL Financial Group, Inc.; Chief Executive Officer, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Chief Executive Officer and Director, EquiTrust Life Insurance Company and other affiliates of the foregoing, and RIK, Inc.; Chief Executive Officer and Manager, EquiTrust Marketing Services, LLC; Vice President and Trustee, EquiTrust Variable Insurance Series Fund; Vice President and Director, EquiTrust Series Fund, Inc.; President and Director, FBL Real Estate Ventures, Ltd.	13	Director, American Equity Investment Life Insurance Company, Berthel Fisher & Company, Inc. and Berthel Fisher & Company Financial Services, Inc.

Stephen M. Morain (59)	Senior Vice President and General Counsel	Since 1982	General Counsel and Assistant Secretary, Iowa Farm Bureau Federation; General Counsel, Secretary and Director, Farm Bureau Management Corporation; Senior Vice President and General Counsel, FBL Financial Group, Inc. and other affiliates of the foregoing; Senior Vice President, General Counsel and Manager, EquiTrust Marketing Services, LLC; Senior Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.

JoAnn Rumelhart (51)	Executive Vice President	Since 2000	Executive Vice President, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President, EquiTrust Life Insurance Company; Executive Vice President and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and Manager, EquiTrust Marketing Services, LLC.

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
James W. Noyce (49)	Chief Financial Officer and Treasurer	Since 1996	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. and other affiliates of the Foregoing; Chief Administrative Officer, Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, Treasurer and Director, EquiTrust Investment Management Services, Inc., FBL Real Estate Ventures, Ltd. and other affiliates of the foregoing; President, Treasurer and Director, FBL Leasing Services, Inc.; Chief Executive Officer, Chief Financial Officer and Chief Administrative Officer, Western Computer Services, Inc.; Chief Financial Officer and Treasurer, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.

John M. Paule (48)	Chief Marketing Officer	Since 2000	Chief Marketing Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, EquiTrust Life Insurance Company; Chief Marketing Officer and Director, EquiTrust Investment Management Services, Inc.; Chief Marketing Officer and Manager, EquiTrust Marketing Services, LLC.

Lou Ann Sandburg (56)	Vice President- Investments and Assistant Treasurer	Since 1999	Vice President-Investments and Assistant Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Vice President-Investments, Assistant Treasurer and Director, EquiTrust Investment Management Services, Inc.; Vice President, Assistant Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, FBL Financial Services, Inc. and other affiliates of the foregoing; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Secretary and Director, FBL Real Estate Ventures, Ltd.

Dennis M. Marker (53)	Chief Executive Officer	Since 1982	Vice President-Investment Administration, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Vice President-Investment Administration and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.; Vice President and Director, FBL Leasing Services, Inc.

Kristi Rojohn (41)	Investment Compliance Vice President and Secretary	Since 1990	Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Susan M. Coombs (44)	Mutual Fund Accounting Director	Since 2002	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Rebecca L. Howe (50)	Assistant Secretary	Since 2003	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Non-Interested Persons

Erwin H. Johnson (61) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner; Iowa State University Cooperative Extension Service Seed Sales; Syngenta; Director, Iowa 4-H Foundation and Ag Ventures Alliance; Council Member, West St. Charles United Methodist Church	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)

Kenneth Kay (61) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)

Steven W. Plate (48) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants	13

James D. Wallace (49) 1111 Ashworth Road West Des Moines IA 50265	Director	Since 2004	President and CEO, GuideOne Insurance; former President and CEO, National Travelers Life Company	13

Erlin J. Weness (60) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator – Farm Management, University of Minnesota	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota) and First Rushmore Bancorporation (Worthington, Minnesota)

1  Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.

2  All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Messrs. Lang and Oddy are interested directors of the Fund by virtue of their positions with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Series Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund's officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $5,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,000 plus expenses for each directors' meeting of the EquiTrust Mutual Funds attended. A fee of $250 shall be paid for each telephonic board or committee meeting attended. For the fiscal year ended July 31, 2004, the Fund paid directors' fees totaling $19,216.

Information on Proxy Voting:

EquiTrust Money Market Fund, Inc. (the "Fund") invests exclusively in non-voting securities. The Fund's proxy voting record for the most recent 12-month period ended June 30 is available, without charge, by calling 1-877-860-2904 or by accessing the SEC's website at http://www.sec.gov.

Form N-Q Disclosure:

Beginning with the quarter ending October 31, 2004, the Fund will file a complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, upon request by calling the Fund at 1-877-860-2904.

Item 2.                                   Code of Ethics.

(a)                                  The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

Item 3.                                   Audit Committee Financial Expert.

(a)                                  (1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2)  The audit committee financial expert is James D. Wallace.  Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.                                   Principal Accountant Fees and Services.

(a)                                  Audit Fees:  For the Fund’s fiscal years ended July 31, 2003 and July 31, 2004, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $11,200 and $12,000, respectively.

(b)                                 Audit-Related Fees: For the Fund’s fiscal year ended July 31, 2003, the aggregate fees billed by the Fund’s principal accountant for research and consultation fees related to the audit of the Fund were $675.  There were no audit-related expenses for the fiscal year ended July 31, 2004.

(c)                                  Tax Fees:  None.

(d)                                 All Other Fees: For the Fund’s fiscal years ended July 31, 2003 and July 31, 2004, the aggregate fees billed by the Fund’s principal accountant included research and consultation fees for miscellaneous accounting matters; fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund.  The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2003	July 31, 2004

Research and consultation fees billed to the Fund for miscellaneous accounting matters	$68	none

Research and consultation fees billed to EquiTrust Series Fund, Inc. for miscellaneous accounting matters	$581	$3,250

Fees related to audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund	$97,813	$102,200

Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$30,900	$33,000

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(e)                                  (1)  On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV.                                RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

…

C.            Independent Auditors

…

2.               Pre-approve any engagement of the independent auditors to provide any services to the Fund, including the fees and other compensation to be paid to the independent auditors.  Notwithstanding the above, the independent auditors shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):

a.               bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.              financial information systems design and implementation;

c.               appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.              actuarial services;

e.               internal audit outsourcing services;

f.                 management functions or human resources;

g.              broker or dealer, investment adviser, or investment banking services;

h.              legal services and expert services unrelated to the audit; and

i.                  any other services that the Public Company Accounting Oversight Board determines are impermissible.

3.               Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate”(1) of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

•                  The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited

(1) “Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

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services for engagements of less than $5000.  Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval.  In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•                  Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:

(a)          the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent auditors during the fiscal year in which the non-audit services are provided;

(b)         the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)          such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•                  Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:

(a)          the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent auditors during the fiscal year in which the non-audit services are provided;

(b)         the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)          such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

…

(e)                                  (2)   Not applicable.

(f)                                    Not applicable.

(g)                                 Aggregate Non-Audit Fees: For the Fund’s fiscal years ended July 31, 2003 and July 31, 2004, the aggregate non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $1,662 and $3,250, respectively. The fees billed were research and consultation fees for miscellaneous accounting matters.

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(h)                                 The Audit Committee of the Board of Directors of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.

Item 5.                                   Audit Committee of Listed Registrant.

Not applicable.

Item 6.                                   Schedule of Investments.

See Item 1.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.                            Submission of Matters to a Vote of Security Holders.

The registrant has not been required to provide disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) regarding the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

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Item 11.                            Controls and Procedures

(a)                                  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                                 There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                            Exhibits.

(a)(1)                    See Item 2(a).

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                    Not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 9/24/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 9/24/2004

By:	/s/ James W. Noyce
Name: James W. Noyce
Title: Chief Financial Officer
Date: 9/24/2004

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